CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 36,649,190	$ 30,052,823		$ 102,420
Prepaid expenses and other current assets	961,427	116,646		24,905
Total current assets	39,518,757	33,282,927		194,816
Property and equipment, net	261,882	18,617		22,899
Intangible assets, net	31,217,917	0
Goodwill	140,287,000	0
Operating right-of-use assets	171,295	77,011		122,503
Life settlement policies, at cost	4,116,499	8,716,111		0
Life settlement policies, at fair value	83,585,374	13,809,352		0
Available-for-sale securities, at fair value	1,000,000	1,000,000		250,000
Other investments, at cost	1,650,000	1,300,000		1,250,000
Other non-current assets, at fair value		890,829		0
Other assets	998,469	0
Equity securities, at fair value	1,494,744	890,829
TOTAL ASSETS	304,301,937	59,094,847		1,840,218
CURRENT LIABILITIES:
Accrued expenses	636,788	0
Accounts payable	2,000	40,014		0
Operating lease liability, current	173,799	48,127		45,107
Contract liabilities—deposits on pending settlements	348,836	0
Accrued transaction costs	0	908,256		0
Income taxes payable	80,573	0
Total current liabilities	5,457,675	1,302,409		995,929
Operating lease liability, noncurrent	0	29,268		77,396
Deferred tax liability	10,558,687	1,363,820		0
Warrant liability	3,382,000	0
TOTAL LIABILITIES	138,212,190	30,945,150		1,073,325
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Class A common stock		5,037		5,037
Additional paid-in capital	194,197,741	704,963		704,963
(Accumulated deficit) retained earnings	(28,503,752)	25,487,323		205,048
Accumulated other comprehensive income	100,175	1,052,836		0
Non-controlling interest	289,248	899,538		(148,155)
Total shareholders' equity	166,089,747	28,149,697	[1]	766,893	[1]
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	304,301,937	59,094,847		1,840,218
Class A Common Stock
SHAREHOLDERS' EQUITY
Class A common stock	6,335	5,037
Nonrelated Party
CURRENT ASSETS:
Accounts receivable	960,720	10,448		0
CURRENT LIABILITIES:
Other current liabilities	3,050,731	42,227		20,192
Long-term debt	82,278,050	28,249,653		0
Affiliated Entity
CURRENT ASSETS:
Other receivables	772,545	2,904,646		0
CURRENT LIABILITIES:
Other current liabilities	5,236	263,785		930,630
Related Party
CURRENT ASSETS:
Accounts receivable	174,875	198,364		67,491
CURRENT LIABILITIES:
Long-term debt	36,535,778	0
Owners
CURRENT LIABILITIES:
Other current liabilities	$ 1,159,712	0
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
CURRENT ASSETS:
Cash and cash equivalents		1,458,740		2,599,302
Accounts receivable		402,749		590,371
Other receivables		122,455		40,000
Prepaid expenses		216,150		305,516
Other current assets		15,633		0
Total current assets		2,215,727		3,535,189
Property and equipment, net		72,218		33,303
Intangible assets, net		148,933		214,071
Operating right-of-use assets		300,866		367,508
Other investments, at cost		1,448		16,536
State security deposits		206,873		206,640
Certificate of deposit		262,500		918,750
Other non-current assets, at fair value		778,933		1,509,434
Other assets		7,246		0
TOTAL ASSETS		3,215,812		5,291,997
CURRENT LIABILITIES:
Accrued expenses		541,866		510,846
Accounts payable		36,750		0
Operating lease liability, current		214,691		135,321
Contract liabilities—deposits on pending settlements		322,150		1,678,791
Total current liabilities		1,116,869		2,336,815
Operating lease liability, noncurrent		87,806		232,187
TOTAL LIABILITIES		1,204,675		2,569,002
SHAREHOLDERS' EQUITY
Additional paid-in capital		80,000		80,000
(Accumulated deficit) retained earnings		1,927,137		2,638,995
Common units; $10 par value; 400 common units issued and outstanding at December 31, 2022 and 2021		4,000		4,000
Total members' equity		2,011,137		2,722,995
Total shareholders' equity		2,011,137		2,722,995
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		3,215,812		5,291,997
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE | Affiliated Entity
CURRENT ASSETS:
Other assets		1,448		16,536
CURRENT LIABILITIES:
Other current liabilities		$ 1,411		$ 11,857

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life Inc. as a result of the successful Business Combination.